Consolidated Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.7%
Adecoagro SA(a)(b)	35,510	$244,309
Arcos Dorados Holdings Inc., Class A	36,131	278,209
Central Puerto SA, ADR	30,207	119,922
Cresud SACIF y A, ADR(a)(b)	12,049	69,282
Despegar.com Corp.(a)	15,147	188,126
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	6,622	35,030
Grupo Supervielle SA, ADR	18,720	52,416
Loma Negra Cia Industrial Argentina SA, ADR(a)	19,269	126,405
Pampa Energia SA, ADR(a)	16,313	222,509
Transportadora de Gas del Sur SA, Class B	22,281	134,354

		1,470,562

Brazil — 7.0%
AES Tiete Energia SA	38,841	116,202
Aliansce Sonae Shopping Centers SA(a)	23,749	249,831
Alupar Investimento SA	47,908	294,588
Anima Holding SA	13,200	70,303
Arezzo Industria e Comercio SA	14,300	211,373
Banco Inter SA	20,900	222,430
BK Brasil Operacao e Assessoria a Restaurantes SA	53,500	210,923
BR Properties SA(a)	37,441	113,962
Camil Alimentos SA	45,300	80,566
Cia. de Locacao das Americas	90,000	369,723
Cia. de Saneamento de Minas Gerais-COPASA	19,300	312,621
Cia. de Saneamento do Parana	18,800	408,164
Cia. Hering	43,500	329,828
Construtora Tenda SA	19,600	110,462
Cosan Logistica SA(a)	41,322	209,625
CVC Brasil Operadora e Agencia de Viagens SA	39,600	375,930
Cyrela Brazil Realty SA Empreendimentos e Participacoes	74,300	471,634
Dommo Energia SA(a)	41,000	100,844
Duratex SA	93,900	319,344
EcoRodovias Infraestrutura e Logistica SA	57,699	196,501
EDP — Energias do Brasil SA	93,400	439,355
Enauta Participacoes SA	28,200	91,970
Eneva SA(a)	32,900	296,453
Even Construtora e Incorporadora SA(a)	33,500	99,035
Ez Tec Empreendimentos e Participacoes SA	27,077	277,542
Fleury SA	59,500	401,048
Grendene SA	87,300	221,951
Grupo SBF SA(a)	18,400	117,581
Guararapes Confeccoes SA	30,400	145,806
Iguatemi Empresa de Shopping Centers SA	26,200	294,079
Instituto Hermes Pardini SA	17,300	101,714
Iochpe Maxion SA	32,205	147,380
JSL SA	18,400	93,081
Light SA	69,000	334,042
Linx SA	49,200	369,788
LOG Commercial Properties e Participacoes SA	18,760	124,851
M. Dias Branco SA	22,300	174,464
Mahle-Metal Leve SA	12,000	70,355
Marfrig Global Foods SA(a)	66,400	168,030
Minerva SA(a)	42,400	147,407
Movida Participacoes SA	39,400	153,750
MRV Engenharia e Participacoes SA	88,100	366,085
Odontoprev SA	76,900	289,719
Omega Geracao SA(a)	15,000	131,010

Security	Shares	Value

Brazil (continued)
Petro Rio SA(a)	31,000	$170,532
Qualicorp Consultoria e Corretora de Seguros SA	67,000	583,119
Santos Brasil Participacoes SA	82,500	139,311
Sao Martinho SA	54,600	269,882
Ser Educacional SA(c)	20,335	112,104
SLC Agricola SA	29,000	131,684
Smiles Fidelidade SA	18,100	148,796
TOTVS SA	45,900	702,346
Transmissora Alianca de Energia Eletrica SA	66,200	443,076
Trisul SA	28,000	88,139
Tupy SA	18,700	87,125
Via Varejo SA(a)	291,900	608,197
Wiz Solucoes e Corretagem de Seguros SA	24,900	74,082
YDUQS Part	79,300	795,382

		14,185,125

Chile — 1.0%
AES Gener SA	907,122	171,999
Besalco SA	123,622	59,749
CAP SA	20,312	131,651
Cia. Sud Americana de Vapores SA(a)	3,687,431	119,682
Engie Energia Chile SA	146,116	181,079
Forus SA	31,895	45,456
Grupo Security SA	348,670	81,442
Inversiones Aguas Metropolitanas SA	118,072	113,411
Inversiones La Construccion SA	10,339	99,800
Parque Arauco SA	172,505	368,774
Ripley Corp. SA	227,770	94,710
Salfacorp SA	106,599	54,169
SMU SA	712,147	127,970
SONDA SA	149,913	127,104
Vina Concha y Toro SA	111,198	198,440

		1,975,436

China — 10.5%
21Vianet Group Inc., ADR(a)(b)	17,401	117,805
360 Finance Inc., ADR(a)(b)	13,141	124,839
361 Degrees International Ltd.	292,000	52,971
500.com Ltd., ADR(a)(b)	5,593	53,413
AGTech Holdings Ltd.(a)(b)	1,232,000	55,086
Ajisen China Holdings Ltd.	156,000	49,225
AK Medical Holdings Ltd.(c)	106,000	119,572
Anxin-China Holdings Ltd.(a)(d)	1,084,000	1
Ascletis Pharma Inc.(a)(b)(c)	111,000	47,220
Asia Cement China Holdings Corp.	144,500	194,199
AVIC International Holdings Ltd., Class H(a)	94,000	95,708
Beijing Capital Land Ltd., Class H	312,000	105,624
Beijing Gas Blue Sky Holdings Ltd.(a)(b)	2,232,000	55,602
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	97,000	125,901
Bitauto Holdings Ltd., ADR(a)(b)	8,569	127,335
Boshiwa International Holding Ltd.(a)(b)(d)	32,000	41
Camsing International Holding Ltd.(a)(b)(d)	164,000	21,349
Canvest Environmental Protection Group Co. Ltd.	360,000	154,067
CAR Inc.(a)(b)	244,000	178,922
Central China Real Estate Ltd.	284,000	152,018
CGN Meiya Power Holdings Co. Ltd.(a)(c)	426,000	59,320
Changyou.com Ltd., ADR	6,056	57,835
Chaowei Power Holdings Ltd.	196,000	68,858
China Aircraft Leasing Group Holdings Ltd.	134,500	139,865
China Animal Healthcare Ltd.(a)(b)(d)	126,000	644
China BlueChemical Ltd., Class H	610,000	145,725

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Datang Corp. Renewable Power Co. Ltd., Class H	852,000	$83,810
China Dili Group(a)(b)	883,999	276,682
China Dongxiang Group Co. Ltd.	1,357,000	152,555
China Everbright Greentech Ltd.(c)	352,000	192,464
China Foods Ltd.	280,000	112,676
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	360,000	203,737
China Harmony New Energy Auto Holding Ltd.	265,500	106,841
China High Speed Transmission Equipment Group Co. Ltd.(b)	147,000	86,385
China Huiyuan Juice Group Ltd.(a)(d)	379,000	54,712
China Lilang Ltd.	139,000	112,226
China LNG Group Ltd.(a)	778,000	43,732
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	267,000	104,034
China Lumena New Materials Corp.(a)(b)(d)	210,000	0	(e)
China Maple Leaf Educational Systems Ltd.	472,000	164,614
China Meidong Auto Holdings Ltd.	120,000	135,211
China Merchants Land Ltd.	756,000	109,135
China Metal Recycling Holdings Ltd.(a)(d)	12,000	0	(e)
China Metal Resources Utilization Ltd.(a)(b)(c)	316,000	121,108
China Modern Dairy Holdings Ltd.(a)	755,000	110,919
China New Higher Education Group Ltd.(b)(c)	165,000	55,227
China Oriental Group Co. Ltd.	328,000	135,344
China Overseas Grand Oceans Group Ltd.	460,000	257,980
China Overseas Property Holdings Ltd.	430,000	264,776
China Resources Medical Holdings Co. Ltd.	285,000	157,651
China SCE Group Holdings Ltd.	573,000	273,040
China Shineway Pharmaceutical Group Ltd.	84,000	86,170
China South City Holdings Ltd.	1,746,000	202,978
China Suntien Green Energy Corp. Ltd., Class H	481,000	132,113
China Tian Lun Gas Holdings Ltd.	101,000	88,771
China Travel International Investment Hong Kong Ltd.	898,000	141,106
China Water Affairs Group Ltd.(b)	258,000	198,088
China Youzan Ltd.(a)(b)	3,072,000	186,414
China Yuhua Education Corp Ltd.(b)(c)	378,000	232,274
China ZhengTong Auto Services Holdings Ltd.(b)	334,000	95,151
Chinasoft International Ltd.(b)	610,000	289,892
CIMC Enric Holdings Ltd.	188,000	103,033
CITIC Resources Holdings Ltd.	802,000	50,203
COFCO Meat Holdings Ltd.(a)	398,000	123,044
Colour Life Services Group Co. Ltd.(b)	120,000	66,686
Concord New Energy Group Ltd.	2,810,000	132,822
Consun Pharmaceutical Group Ltd.	141,000	78,896
COSCO SHIPPING International Hong Kong Co. Ltd.	350,000	90,767
Cosmo Lady China Holdings Co. Ltd.(c)	228,000	30,584
CPMC Holdings Ltd.	174,000	76,244
Dah Chong Hong Holdings Ltd.	364,000	166,939
Daqo New Energy Corp., ADR(a)	3,148	119,876
Dawnrays Pharmaceutical Holdings Ltd.	387,000	69,215
Digital China Holdings Ltd.(b)	222,000	110,323
Dongyue Group Ltd.	381,000	194,205
Essex Bio-Technology Ltd.	107,000	81,059
Fanhua Inc., ADR	15,416	419,315
Fantasia Holdings Group Co. Ltd.(b)	586,500	98,153
FinVolution Group	24,934	73,057
Fu Shou Yuan International Group Ltd.(b)	298,000	256,209
Fufeng Group Ltd.	482,400	211,380
GCL-Poly Energy Holdings Ltd.(a)	3,735,000	109,267
Gemdale Properties & Investment Corp. Ltd.	1,830,000	212,743
Genertec Universal Medical Group Co. Ltd.(b)(c)	316,500	220,360

Security	Shares	Value

China (continued)
Glorious Property Holdings Ltd.(a)	965,000	$30,327
Goodbaby International Holdings Ltd.(a)	312,000	59,787
Grand Baoxin Auto Group Ltd.(a)	253,500	46,958
Greenland Hong Kong Holdings Ltd.	289,000	108,175
Guorui Properties Ltd.(b)	356,000	71,402
Haichang Ocean Park Holdings Ltd.(a)(c)	479,000	61,804
Hangzhou Steam Turbine Co. Ltd., Class B	99,980	98,348
Harbin Electric Co. Ltd., Class H(a)	276,000	69,461
HC Group Inc.(a)(b)	187,000	60,918
HengTen Networks Group Ltd.(a)	6,568,000	94,814
Hi Sun Technology China Ltd.(a)	915,000	149,622
Honghua Group Ltd.(a)	837,000	47,583
Hope Education Group Co. Ltd.(c)	628,000	104,296
Hua Han Health Industry Holdings Ltd.(a)(d)	1,112,400	35,527
Huabao International Holdings Ltd.(b)	287,000	93,494
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	65,300	82,278
Huifu Payment Ltd.(a)(b)(c)	189,200	76,862
IGG Inc.(b)	337,000	245,827
IMAX China Holding Inc.(c)	36,700	78,485
Jianpu Technology Inc., ADR(a)(b)	16,908	35,507
Jiayuan International Group Ltd.	350,000	133,691
Jinchuan Group International Resources Co. Ltd.(b)	852,000	65,306
JinkoSolar Holding Co. Ltd., ADR(a)(b)	10,202	187,207
JNBY Design Ltd.	54,500	75,890
Jumei International Holding Ltd., ADR(a)(b)	27,253	51,236
Kasen International Holdings Ltd.(a)(b)	192,000	85,358
Konka Group Co. Ltd., Class B	328,300	99,818
Lifetech Scientific Corp.(a)	786,000	134,552
Lonking Holdings Ltd.	594,000	169,221
Luthai Textile Co. Ltd., Class B	57,700	50,345
LVGEM China Real Estate Investment Co. Ltd.	374,000	124,702
Meitu Inc.(a)(c)	651,000	119,759
MMG Ltd.(a)	732,000	159,908
Nam Tai Property Inc.(a)	17,565	161,071
National Agricultural Holdings Ltd.(a)(b)(d)	354,000	24,421
NetDragon Websoft Holdings Ltd.(b)	68,000	157,235
OneSmart International Education Group Ltd., ADR(a)	28,865	205,230
Panda Green Energy Group Ltd.(a)(b)	1,448,000	37,737
PAX Global Technology Ltd.	275,000	120,149
Phoenix Media Investment Holdings Ltd.	534,000	38,203
Poly Property Group Co. Ltd.	666,000	238,229
Pou Sheng International Holdings Ltd.	680,000	227,601
Q Technology Group Co. Ltd.(a)	123,000	182,275
Qutoutiao Inc., ADR(a)(b)	18,988	55,635
Realord Group Holdings Ltd.(a)(b)	246,000	150,848
Redco Properties Group Ltd.(c)	274,000	159,267
Road King Infrastructure Ltd.	77,000	140,076
Ronshine China Holdings Ltd.	178,500	207,512
Sany Heavy Equipment International Holdings Co. Ltd.	305,000	153,128
Seaspan Corp.	26,147	307,227
Shandong Airlines Co. Ltd., Class B	49,400	53,769
Shang Gong Group Co. Ltd., Class B(a)	11,500	4,865
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)(b)	90,000	57,488
Shanghai Haixin Group Co., Class B	207,000	77,211
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)(c)	15,500	91,878
Shanghai Industrial Urban Development Group Ltd.	628,000	77,821
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	112,700	94,104

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sheng Ye Capital Ltd.	140,000	$127,163
Shougang Concord International Enterprises Co. Ltd.	2,644,000	116,532
Shougang Fushan Resources Group Ltd.	798,000	173,307
Sihuan Pharmaceutical Holdings Group Ltd.	1,111,000	126,319
Silver Grant International Holdings Group Ltd.(a)	498,000	76,344
Sinopec Kantons Holdings Ltd.	318,000	125,124
Skyfame Realty Holdings Ltd.	1,054,000	137,342
Skyworth Group Ltd.	550,000	147,552
SMI Holdings Group Ltd.(a)(d)	468,800	94,625
Sohu.com Ltd., ADR(a)(b)	10,158	104,018
Superb Summit International Group Ltd.(a)(b)(d)	238,250	304
Tarena International Inc., ADR(a)	2,482	2,184
TCL Electronics Holdings Ltd.	248,000	108,987
Texhong Textile Group Ltd.	98,000	101,784
Tian Ge Interactive Holdings Ltd.(a)(c)	229,000	54,707
Tiangong International Co. Ltd.	352,000	136,254
Tianjin Development Holdings Ltd.	384,000	105,961
Tianjin Port Development Holdings Ltd.	1,132,000	108,460
Tianneng Power International Ltd.(b)	222,000	146,057
Tong Ren Tang Technologies Co. Ltd., Class H	177,000	152,630
Tongda Group Holdings Ltd.	1,170,000	86,692
Truly International Holdings Ltd.(a)	584,000	76,098
Vinda International Holdings Ltd.	95,000	166,025
Wasion Holdings Ltd.	170,000	80,355
West China Cement Ltd.	820,000	129,897
Wisdom Education International Holdings Co. Ltd.	196,000	86,385
Wise Talent Information Technology Co. Ltd.(a)	41,400	96,681
X Financial, ADR(b)	17,439	30,867
Xiamen International Port Co. Ltd., Class H	704,000	100,729
Xingda International Holdings Ltd.	338,000	90,677
Xtep International Holdings Ltd.	336,000	172,985
Yadea Group Holdings Ltd.(b)(c)	388,000	99,134
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	38,800	203,969
Yixin Group Ltd.(a)(b)(c)	468,500	107,732
Yuexiu REIT	473,000	313,007
Yuexiu Transport Infrastructure Ltd.	314,000	274,378
Zai Lab Ltd., ADR(a)	10,922	434,696
Zhou Hei Ya International Holdings Co. Ltd.(c)	187,500	120,964
Zhuguang Holdings Group Co. Ltd.(a)(b)	882,000	120,563

		21,434,277

Colombia — 0.2%
Cementos Argos SA	109,992	193,496
CEMEX Latam Holdings SA(a)	67,062	85,056
Corp. Financiera Colombiana SA(a)	25,082	209,660

		488,212

Czech Republic — 0.1%
Central European Media Enterprises Ltd., Class A(a)	37,363	167,037

Egypt — 0.5%
Alexandria Mineral Oils Co.	33,097	8,007
Egyptian Financial Group-Hermes Holding Co.	168,661	184,355
Ezz Steel Co. SAE(a)	62,196	43,715
Heliopolis Housing	48,118	72,237
Juhayna Food Industries	158,112	83,372
Medinet Nasr Housing(a)	232,002	69,514
Oriental Weavers	93,438	60,225
Palm Hills Developments SAE(a)	505,972	63,089
Pioneers Holding For Financial Investments SAE(a)	184,547	62,279
Six of October Development & Investment	76,695	71,224

Security	Shares	Value

Egypt (continued)
Talaat Moustafa Group	266,332	$145,888
Telecom Egypt Co.	111,432	72,306

		936,211

Greece — 0.8%
Aegean Airlines SA	19,512	179,641
GEK Terna Holding Real Estate Construction SA(a)	30,545	239,457
Hellenic Exchanges-Athens Stock Exchange SA	32,964	167,010
Mytilineos SA	36,555	407,086
Piraeus Bank SA(a)	86,086	301,841
Public Power Corp. SA(a)(b)	33,459	119,309
Terna Energy SA	18,727	153,624

		1,567,968

Hong Kong — 0.2%
Ever Sunshine Lifestyle Services Group Ltd.	198,000	117,367
Glory Sun Financial Group Ltd.(b)	4,112,000	149,714
NOVA Group Holdings Ltd.	455,000	88,352

		355,433

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	142,197	206,332
Opus Global Nyrt(a)	65,940	68,586

		274,918

India — 14.0%
Aarti Industries Ltd.	13,804	162,338
Aarti Surfactants Ltd.(a)	853	5,718
Aavas Financiers Ltd.(a)	7,470	184,648
Adani Enterprises Ltd.	41,100	123,121
Adani Power Ltd.(a)	235,115	208,445
Adani Transmission Ltd.(a)	86,739	375,008
Aditya Birla Fashion and Retail Ltd.(a)	61,769	193,950
Aegis Logistics Ltd.	29,081	79,292
AIA Engineering Ltd.	13,435	307,935
Ajanta Pharma Ltd.	7,725	107,350
Alembic Pharmaceuticals Ltd.	16,563	127,425
Amara Raja Batteries Ltd.	12,342	129,145
Apollo Hospitals Enterprise Ltd.	25,013	502,509
Apollo Tyres Ltd.	81,509	190,940
Arvind Fashions Ltd.(a)	9,654	46,199
Arvind Ltd.	30,831	18,566
Astral Poly Technik Ltd.	19,639	310,432
Atul Ltd.	5,164	291,272
AU Small Finance Bank Ltd.(c)	44,812	514,569
Avanti Feeds Ltd.	12,250	87,362
Bajaj Consumer Care Ltd.(a)	20,914	71,747
Balkrishna Industries Ltd.	25,390	327,827
Balrampur Chini Mills Ltd.	46,520	99,217
BASF India Ltd.	4,933	68,789
Bata India Ltd.	11,072	251,428
Bayer CropScience Ltd./India	3,393	175,774
Birla Corp. Ltd.	5,441	49,618
Blue Dart Express Ltd.	2,241	64,062
Can Fin Homes Ltd.	10,656	59,164
Canara Bank(a)	49,954	158,175
Ceat Ltd.	6,793	89,186
Century Textiles & Industries Ltd.	10,967	70,774
CESC Ltd.	20,471	214,334
CG Power and Industrial Solutions Ltd.(a)	114,439	21,855
Chalet Hotel Ltd.(a)	20,251	100,200
Cholamandalam Financial Holdings Ltd.(a)	24,901	172,220
City Union Bank Ltd.	95,796	300,191

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Coromandel International Ltd.	26,064	$172,543
CRISIL Ltd.	6,886	153,193
Crompton Greaves Consumer Electricals Ltd.	120,632	428,213
Dalmia Bharat Ltd.(a)	14,435	177,254
DCB Bank Ltd.	57,345	145,686
Dilip Buildcon Ltd.(c)	9,866	56,256
Dish TV India Ltd.	188,504	33,503
Dr Lal PathLabs Ltd.(c)	8,784	191,984
eClerx Services Ltd.	7,846	58,038
Edelweiss Financial Services Ltd.	141,381	243,297
EIH Ltd.	58,895	131,808
Endurance Technologies Ltd.(c)	10,292	159,464
Engineers India Ltd.	67,582	99,624
Equitas Holdings Ltd./India(a)	54,595	80,404
Eris Lifesciences Ltd.(a)(c)	13,345	85,739
Escorts Ltd.	18,234	161,961
Exide Industries Ltd.	72,458	197,009
Federal Bank Ltd.	460,723	570,947
Finolex Cables Ltd.	26,167	134,104
Fortis Healthcare Ltd.(a)	140,857	272,436
Future Consumer Ltd.(a)	152,652	58,837
Future Lifestyle Fashions Ltd.	17,739	101,359
GE T&D India Ltd.	24,210	53,828
Gillette India Ltd.	2,265	216,703
Glenmark Pharmaceuticals Ltd.	42,976	202,067
GMR Infrastructure Ltd.(a)	331,240	101,121
Godrej Industries Ltd.	29,356	178,827
Godrej Properties Ltd.(a)	17,628	223,319
Graphite India Ltd.	19,077	86,719
Great Eastern Shipping Co. Ltd. (The)	20,742	92,972
Gujarat Fluorochemicals Ltd.(a)	13,205	79,805
Gujarat Gas Ltd.	57,011	168,957
Gujarat Pipavav Port Ltd.	85,782	107,620
Gujarat State Petronet Ltd.	49,870	149,636
HEG Ltd.	3,404	53,721
Hemisphere Properties India Ltd.(a)	28,290	60,719
Hexaware Technologies Ltd.	38,818	183,653
ICICI Securities Ltd.(c)	18,938	91,723
IDFC First Bank Ltd.(a)	598,838	391,086
IDFC Ltd.	230,407	114,340
IIFL Finance Ltd.	39,155	91,996
IIFL Wealth Management Ltd.	8,686	158,785
India Cements Ltd. (The)	70,030	78,779
Indiabulls Housing Finance Ltd.	84,710	343,032
Indiabulls Real Estate Ltd.(a)	67,873	64,384
Indiabulls Ventures Ltd.	51,027	121,810
Indian Bank(a)	33,388	59,993
Indian Hotels Co. Ltd. (The)	159,054	331,245
Indraprastha Gas Ltd.	64,217	370,107
Info Edge India Ltd.	2,027	74,419
Inox Leisure Ltd.	19,914	99,712
Ipca Laboratories Ltd.	14,394	229,261
IRB Infrastructure Developers Ltd.(a)	47,364	50,277
Jain Irrigation Systems Ltd.	18,051	2,630
Jindal Steel & Power Ltd.(a)	127,796	286,812
JK Cement Ltd.	9,099	146,764
JM Financial Ltd.	72,357	91,635
JSW Energy Ltd.	110,684	113,095
Jubilant Foodworks Ltd.	22,419	505,711
Jubilant Life Sciences Ltd.	23,708	168,612

Security	Shares	Value

India (continued)
Just Dial Ltd.(a)	12,099	$95,460
Kajaria Ceramics Ltd.	21,835	163,159
Karur Vysya Bank Ltd. (The)	107,545	94,671
Kaveri Seed Co. Ltd.	9,794	66,986
KEC International Ltd.	23,264	91,402
KEI Industries Ltd.	13,151	95,153
KPIT Technologies Ltd.(a)	56,135	76,607
KRBL Ltd.	17,825	51,099
L&T Technology Services Ltd.(c)	6,619	137,547
Mahanagar Gas Ltd.	13,378	194,626
Mahindra CIE Automotive Ltd.(a)	37,545	79,604
Manappuram Finance Ltd.	75,871	163,297
Max Financial Services Ltd.(a)	42,875	301,761
Minda Industries Ltd.	22,924	110,821
Mindtree Ltd.	13,682	133,478
Motilal Oswal Financial Services Ltd.	11,174	119,742
Mphasis Ltd.	29,122	356,568
Multi Commodity Exchange of India Ltd.	8,465	138,815
Muthoot Finance Ltd.	3,267	30,879
Natco Pharma Ltd.	28,079	232,402
National Aluminium Co. Ltd.	160,084	99,080
NBCC India Ltd.	151,216	81,681
NCC Ltd./India	131,322	108,829
NIIT Technologies Ltd.	6,898	143,364
Oberoi Realty Ltd.	18,351	132,227
Oil India Ltd.	66,637	143,097
Persistent Systems Ltd.	13,881	132,420
Pfizer Ltd.	3,681	212,447
Phoenix Mills Ltd. (The)	19,253	201,984
PI Industries Ltd.	18,776	387,848
PNB Housing Finance Ltd.(c)	18,996	141,085
Polycab India Ltd.(a)	10,228	131,775
Power Finance Corp. Ltd.(a)	199,425	318,302
Prestige Estates Projects Ltd.	38,569	163,335
Procter & Gamble Health Ltd.(a)	1,375	83,091
PVR Ltd.	10,006	252,669
Quess Corp. Ltd.(a)(c)	13,201	95,689
Radico Khaitan Ltd.	17,307	75,440
Rain Industries Ltd.	27,782	40,625
Rajesh Exports Ltd.	25,269	237,464
Ramco Cements Ltd. (The)	23,024	256,983
Raymond Ltd.	9,255	94,663
RBL Bank Ltd.(c)	92,583	482,871
Redington India Ltd.	84,077	134,019
Sadbhav Engineering Ltd.	29,205	52,415
Sanofi India Ltd.	1,850	182,411
Schaeffler India Ltd.	2,671	161,885
Sobha Ltd.	14,589	84,356
Spandana Sphoorty Financial Ltd.(a)	5,863	100,955
SpiceJet Ltd.(a)	50,873	74,745
SRF Ltd.	4,656	207,798
Sterlite Technologies Ltd.	32,867	56,811
Strides Pharma Science Ltd.	15,455	83,493
Sundaram Finance Ltd.	9,772	222,098
Sundram Fasteners Ltd.	20,591	134,016
Sunteck Realty Ltd.	18,879	102,741
Supreme Industries Ltd.	12,017	190,974
Suzlon Energy Ltd.(a)	710,403	22,776
Symphony Ltd.	6,720	107,576
Syngene International Ltd.(c)	33,582	148,348

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Chemicals Ltd.	24,541	$231,564
Tata Communications Ltd.	23,008	142,771
Tata Elxsi Ltd.	4,400	49,494
Tata Global Beverages Ltd.	93,432	420,875
TeamLease Services Ltd.(a)	3,320	115,658
Thermax Ltd.	10,047	143,792
Thomas Cook India Ltd.	26,201	57,871
Time Technoplast Ltd.	7,977	5,743
Timken India Ltd.	7,687	92,078
Torrent Power Ltd.	38,260	149,387
TTK Prestige Ltd.	1,446	115,860
Tube Investments of India Ltd.	25,799	169,260
Vakrangee Ltd.	137,910	79,492
Varun Beverages Ltd.	23,307	234,963
V-Guard Industries Ltd.	41,658	137,684
Vinati Organics Ltd.	4,567	126,733
VIP Industries Ltd.	12,737	76,249
V-Mart Retail Ltd.	2,897	70,927
Vodafone Idea Ltd.(a)	2,598,918	248,163
Voltas Ltd.	30,768	300,485
WABCO India Ltd.	1,994	173,216
Welspun India Ltd.	100,657	74,085
Yes Bank Ltd.	565,287	538,200

		28,493,332

Indonesia — 2.1%
AKR Corporindo Tbk PT	581,100	140,074
Alam Sutera Realty Tbk PT(a)	4,709,800	80,138
Aneka Tambang Tbk	2,536,600	134,878
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	734,600	81,767
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a)	576,100	161,741
Bumi Resources Tbk PT(a)	16,500,100	76,037
Ciputra Development Tbk PT	3,004,163	214,051
Global Mediacom Tbk PT(a)	2,483,100	56,686
Hanson International Tbk PT(a)	26,654,000	94,484
Indika Energy Tbk PT	630,500	48,500
Indo Tambangraya Megah Tbk PT	120,700	87,498
Indosat Tbk PT(a)	405,800	82,282
Inti Agri Resources Tbk PT(a)	12,327,500	43,699
Japfa Comfeed Indonesia Tbk PT	1,090,900	128,773
Kresna Graha Investama Tbk PT(a)	3,570,000	127,816
Link Net Tbk PT	409,600	121,384
Lippo Karawaci Tbk PT(a)	8,913,800	154,198
Matahari Department Store Tbk PT	711,100	177,964
Medco Energi Internasional Tbk PT(a)	1,839,866	92,613
Media Nusantara Citra Tbk PT	1,578,900	139,924
Mitra Adiperkasa Tbk PT	2,584,700	185,996
Panin Financial Tbk PT(a)	4,209,100	82,362
Pelayaran Tamarin Samudra Tbk PT(a)	2,447,300	79,813
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,102,100	107,046
PP Persero Tbk PT	956,525	91,550
PP Properti Tbk PT	7,245,769	31,850
Ramayana Lestari Sentosa Tbk PT	932,100	67,074
Sawit Sumbermas Sarana Tbk PT	1,413,600	87,692
Sentul City Tbk PT(a)	6,882,000	38,057
Sitara Propertindo Tbk PT(a)	2,239,400	112,724
Sri Rejeki Isman Tbk PT	4,581,600	79,906
Sugih Energy Tbk PT(a)(d)	1,824,800	517
Summarecon Agung Tbk PT	2,770,100	200,319

Security	Shares	Value

Indonesia (continued)
Surya Citra Media Tbk PT	1,814,200	$154,345
Timah Tbk PT	1,023,796	51,172
Tower Bersama Infrastructure Tbk PT	2,736,000	212,401
Tunas Baru Lampung Tbk PT	1,032,400	61,849
Waskita Beton Precast Tbk PT	3,668,000	76,455
Waskita Karya Persero Tbk PT	1,504,000	130,620
Wijaya Karya Persero Tbk PT	983,348	120,958

		4,217,213

Malaysia — 3.3%
Aeon Co. M Bhd	238,000	85,478
AEON Credit Service M Bhd(b)	35,600	125,472
Alliance Bank Malaysia Bhd	269,300	174,095
Berjaya Sports Toto Bhd	261,100	165,669
Bermaz Auto Bhd	289,300	146,157
Bumi Armada Bhd(a)	898,300	108,618
Bursa Malaysia Bhd	186,250	269,352
Cahya Mata Sarawak Bhd	192,900	110,849
Carlsberg Brewery Malaysia Bhd(b)	49,900	326,653
DRB-Hicom Bhd(b)	232,600	128,650
Eastern & Oriental Bhd	1,200	161
Ekovest Bhd	434,600	81,166
FGV Holdings Bhd(a)	490,100	156,072
Frontken Corp. Bhd	220,400	104,487
Globetronics Technology Bhd	191,066	96,071
Hengyuan Refining Co. Bhd(a)	38,600	40,388
Hibiscus Petroleum Bhd(a)(b)	418,600	89,704
IGB REIT	531,200	244,201
Inari Amertron Bhd(b)	773,850	337,222
Kossan Rubber Industries	188,100	188,258
KPJ Healthcare Bhd	698,700	151,400
Magnum Bhd	252,200	164,852
Mah Sing Group Bhd	369,757	61,530
Malaysia Building Society Bhd	548,900	110,398
Malaysian Pacific Industries Bhd	28,900	76,947
Malaysian Resources Corp. Bhd	598,100	106,688
My EG Services Bhd(b)	627,100	177,177
Padini Holdings Bhd(b)	127,900	105,652
Pentamaster Corp. Bhd(a)	115,100	123,464
Pos Malaysia Bhd(b)	144,700	49,198
Sapura Energy Bhd	1,952,200	128,542
Scientex BHD(b)	88,200	196,610
Serba Dinamik Holdings Bhd	199,200	207,952
Sime Darby Property Bhd	721,600	135,629
SKP Resources Bhd	295,200	86,938
SP Setia Bhd Group	467,200	145,423
Sunway Bhd	589,774	248,534
Sunway Construction Group Bhd	186,020	81,062
Sunway REIT	472,100	210,249
Supermax Corp. Bhd	279,000	90,851
Syarikat Takaful Malaysia Keluarga Bhd	72,400	100,370
TIME dotCom Bhd	133,900	291,749
UMW Holdings Bhd	96,600	101,075
Velesto Energy Bhd(a)	844,700	77,866
ViTrox Corp. Bhd	59,300	110,038
VS Industry Bhd(b)	441,025	141,500
WCT Holdings Bhd(a)	243,115	49,770
Yinson Holdings Bhd(b)	171,400	266,754

		6,776,941

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico — 2.8%
Banco del Bajio SA(c)	209,500	$325,546
Bolsa Mexicana de Valores SAB de CV	139,800	304,821
Concentradora Fibra Danhos SA de CV	81,400	119,896
Concentradora Fibra Hotelera Mexicana SA de CV(c)	270,400	127,399
Concentradora Hipotecaria SAPI de CV	140,400	144,031
Consorcio ARA SAB de CV	334,300	69,583
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	196,500	208,836
Corp Inmobiliaria Vesta SAB de CV	199,200	336,706
Credito Real SAB de CV SOFOM ER	77,500	91,345
Genomma Lab Internacional SAB de CV, Class B(a)(b)	219,100	204,773
Gentera SAB de CV	317,200	303,938
Grupo Aeromexico SAB de CV(a)(b)	114,500	90,459
Grupo Aeroportuario del Centro Norte SAB de CV	96,700	643,791
Grupo Cementos de Chihuahua SAB de CV	51,300	269,788
Grupo Comercial Chedraui SA de CV	101,000	140,066
Grupo Herdez SAB de CV(b)	70,600	138,265
Hoteles City Express SAB de CV(a)(b)	130,600	107,062
La Comer SAB de CV(a)(b)	139,500	185,304
Macquarie Mexico Real Estate Management SA de CV(c)	232,600	324,236
PLA Administradora Industrial S. de RL de CV	235,500	384,783
Prologis Property Mexico SA de CV	105,000	223,291
Qualitas Controladora SAB de CV	53,000	225,879
Regional SAB de CV	69,100	377,782
Telesites SAB de CV(a)(b)	416,900	301,366
Unifin Financiera SAB de CV	37,500	57,445

		5,706,391

Pakistan — 0.6%
Bank Alfalah Ltd.	203,850	59,929
Engro Corp. Ltd./Pakistan	99,930	217,549
Engro Fertilizers Ltd.	178,000	79,091
Fauji Fertilizer Co. Ltd.	158,000	108,258
Hub Power Co. Ltd. (The)(a)	235,904	137,961
Indus Motor Co. Ltd.	4,100	32,285
Lucky Cement Ltd.	44,450	120,338
Millat Tractors Ltd.	6,558	30,971
Nishat Mills Ltd.	55,964	36,142
Pakistan Oilfields Ltd.	44,200	120,006
Pakistan State Oil Co. Ltd.	24,308	28,693
Searle Co. Ltd. (The)	31,247	36,978
SUI Northern Gas Pipeline	61,500	29,778
United Bank Ltd./Pakistan	140,800	148,278

		1,186,257

Philippines — 1.0%
Alliance Global Group Inc.	1,172,700	255,241
Bloomberry Resorts Corp.	1,155,100	253,229
Cebu Air Inc.	71,050	129,334
Cosco Capital Inc.	881,600	118,148
D&L Industries Inc.	863,400	149,011
DoubleDragon Properties Corp.(a)	241,610	93,192
Filinvest Land Inc.	3,277,000	99,313
First Gen Corp.	367,200	180,655
Manila Water Co. Inc.	365,000	134,321
Megawide Construction Corp.(a)	187,500	63,023
Petron Corp.	997,200	89,093
Pilipinas Shell Petroleum Corp.	124,100	80,836
Semirara Mining & Power Corp.	291,400	125,013
Vista Land & Lifescapes Inc.	1,314,000	196,525

Security	Shares	Value

Philippines (continued)
Wilcon Depot Inc.	491,900	$179,084

		2,146,018

Poland — 1.1%
Alior Bank SA(a)	26,572	200,425
Asseco Poland SA	23,399	338,925
Budimex SA	3,686	149,851
Ciech SA(a)(b)	8,081	74,383
Enea SA(a)	65,302	149,353
Energa SA(a)	67,342	118,549
Eurocash SA(b)	24,318	138,532
Famur SA	101,649	81,479
Grupa Azoty SA(a)	14,637	120,433
Jastrzebska Spolka Weglowa SA	18,244	97,493
KRUK SA(b)	5,258	203,004
PKP Cargo SA	10,469	55,141
PLAY Communications SA(c)	34,421	287,791
Tauron Polska Energia SA(a)	324,010	147,795
Warsaw Stock Exchange	8,727	86,689

		2,249,843

Qatar — 1.1%
Doha Bank QPSC	461,889	318,979
Gulf International Services QSC(a)	281,755	136,897
Gulf Warehousing Co.	111,376	159,608
Medicare Group	47,418	111,960
Qatar Aluminum Manufacturing Co.	778,636	170,456
Qatar Gas Transport Co. Ltd.	738,081	509,716
Qatar National Cement Co. QSC	59,766	93,479
Qatar Navigation QSC	178,639	299,398
United Development Co. QSC	517,621	199,221
Vodafone Qatar QSC	564,075	184,766

		2,184,480

Russia — 1.0%
Aeroflot PJSC	156,286	250,077
Credit Bank of Moscow PJSC	2,847,100	263,092
Detsky Mir PJSC(c)	92,090	135,577
LSR Group PJSC, GDR(f)	78,696	177,066
M.Video PJSC(a)	21,390	164,178
Mechel PJSC, ADR(a)	37,359	69,114
Mosenergo PJSC	2,936,432	111,413
Raspadskaya OJSC	180	287
Rostelecom PJSC	241,990	303,099
Safmar Financial Investment	18,620	145,437
Sistema PJSFC, GDR(f)	53,371	249,136
TMK PJSC, GDR(f)	23,599	75,045
Unipro PJSC	4,535,000	191,363

		2,134,884

Saudi Arabia — 2.4%
Abdullah Al Othaim Markets Co.	13,660	274,293
Al Hammadi Co. for Development and Investment(a)	20,652	105,848
Al Rajhi Co for Cooperative Insurance(a)	5,369	85,904
Aldrees Petroleum and Transport Services Co.	8,800	129,301
Arabian Cement Co./Saudi Arabia	14,660	129,008
Arriyadh Development Co.	30,428	113,922
City Cement Co.	27,716	123,576
Dallah Healthcare Co.	8,978	103,666
Eastern Province Cement Co.	12,608	109,942
Fawaz Abdulaziz Al Hokair & Co.(a)	21,979	132,695
Herfy Food Services Co.	6,746	94,444
Leejam Sports Co. JSC	8,303	159,418

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Maharah Human Resources Co.	4,579	$104,401
Mobile Telecommunications Co.(a)	74,552	218,288
Mouwasat Medical Services Co.	15,225	339,416
National Agriculture Development Co. (The)(a)	12,367	84,425
National Gas & Industrialization Co.	18,924	150,130
National Medical Care Co.	6,231	80,089
Qassim Cement Co. (The)	16,377	248,494
Saudi Chemical Co. Holding	16,032	94,995
Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,441	138,726
Saudi Public Transport Co.(a)	18,247	80,676
Saudi Real Estate Co.(a)	25,012	80,705
Saudi Research & Marketing Group(a)	11,236	195,057
Saudia Dairy & Foodstuff Co.	5,447	178,952
Seera Group Holding	52,791	265,504
Southern Province Cement Co.	19,264	288,703
United Electronics Co.	8,914	162,829
United International Transportation Co.	10,389	94,748
Yamama Cement Co.(a)	36,533	216,081
Yanbu Cement Co.	24,759	226,793

		4,811,029

South Africa — 4.9%
Adcock Ingram Holdings Ltd.	16,754	62,897
Advtech Ltd.	169,293	123,622
AECI Ltd.	34,049	244,638
African Rainbow Minerals Ltd.	32,286	334,450
Alexander Forbes Group Holdings Ltd.	283,652	104,533
Astral Foods Ltd.	12,494	169,841
Attacq Ltd.	183,122	160,589
AVI Ltd.	97,692	578,898
Barloworld Ltd.	61,619	478,848
Brait SE(a)(b)	109,200	117,152
Cashbuild Ltd.	6,424	93,381
City Lodge Hotels Ltd.(b)	12,074	66,744
Coronation Fund Managers Ltd.	61,704	177,284
Curro Holdings Ltd.	47,032	54,694
DataTec Ltd.	62,885	148,661
Dis-Chem Pharmacies Ltd.(c)	105,834	187,356
Emira Property Fund Ltd.	153,117	137,411
Equites Property Fund Ltd.	116,266	159,645
Famous Brands Ltd.(b)	23,934	130,344
Grindrod Ltd.	150,131	52,970
Harmony Gold Mining Co. Ltd.(a)	144,658	444,448
Hosken Consolidated Investments Ltd.	15,878	99,886
Hudaco Industries Ltd.	10,975	80,951
Hyprop Investments Ltd.	67,251	270,509
Imperial Logistics Ltd.	46,270	171,622
Investec Property Fund Ltd.	99,565	104,641
JSE Ltd.	26,403	221,632
KAP Industrial Holdings Ltd.	822,282	232,885
Massmart Holdings Ltd.	34,261	100,050
Motus Holdings Ltd.	48,270	233,724
Murray & Roberts Holdings Ltd.	43,742	30,359
Nampak Ltd.(a)	208,413	78,228
Netcare Ltd.	336,109	458,758
Oceana Group Ltd.(b)	29,061	123,538
Omnia Holdings Ltd.(b)	54,877	129,206
Pioneer Foods Group Ltd.	35,609	261,849
PPC Ltd.(a)	493,608	102,070
Resilient REIT Ltd.	87,257	397,191

Security	Shares	Value

South Africa (continued)
Reunert Ltd.	52,947	$248,962
Royal Bafokeng Platinum Ltd.(a)	32,181	96,172
SA Corporate Real Estate Ltd.	617,799	136,183
Sappi Ltd.	162,513	441,967
Steinhoff International Holdings NV(a)(b)	1,125,773	76,061
Stor-Age Property REIT Ltd.	79,020	77,602
Sun International Ltd./South Africa(a)	40,898	110,528
Super Group Ltd./South Africa(a)	113,340	220,446
Tongaat Hulett Ltd.(a)(d)	42,716	32,748
Transaction Capital Ltd.	103,240	154,300
Trencor Ltd.(a)	55,199	108,718
Truworths International Ltd.	120,043	418,631
Tsogo Sun Gaming Ltd.(a)	148,059	124,587
Tsogo Sun Hotels Ltd.(a)	166,791	42,799
Vukile Property Fund Ltd.	230,393	309,748
Wilson Bayly Holmes-Ovcon Ltd.	15,648	150,083
Zeder Investments Ltd.	311,139	104,046

		9,979,086

South Korea — 15.3%
ABLBio Inc.(a)(b)	7,727	117,428
Advanced Process Systems Corp.	3,943	95,975
Aekyung Industrial Co. Ltd.	2,157	50,677
AfreecaTV Co. Ltd.	2,615	150,105
Ahnlab Inc.	2,266	121,055
AK Holdings Inc.	1,786	47,631
Alteogen Inc.(a)	2,695	113,856
Amicogen Inc.(a)	4,418	92,014
Ananti Inc.(a)	9,302	86,235
Anterogen Co. Ltd.(a)	1,761	61,575
Asiana Airlines Inc.(a)	35,260	158,814
BGF Co. Ltd.	11,684	55,099
BH Co. Ltd.(a)	7,017	123,569
Binex Co. Ltd.(a)	10,691	69,243
Binggrae Co. Ltd.	2,434	111,896
Boryung Pharmaceutical Co. Ltd.	7,135	95,141
Bukwang Pharmaceutical Co. Ltd.	13,041	161,198
Cafe24 Corp.(a)	2,053	85,082
Caregen Co. Ltd.(a)(d)	2,119	111,879
Celltrion Pharm Inc.(a)	4,866	146,044
Chabiotech Co. Ltd.(a)	12,759	155,551
Chong Kun Dang Pharmaceutical Corp.	2,322	180,271
CJ CGV Co. Ltd.	4,887	152,053
CMG Pharmaceutical Co. Ltd.(a)	33,483	111,690
Com2uSCorp.	3,078	262,678
Cosmax Inc.	2,398	164,245
CrystalGenomics Inc.(a)(b)	11,378	131,972
Cuckoo Homesys Co. Ltd.	2,382	91,053
Dae Hwa Pharmaceutical Co. Ltd.	4,729	46,243
Daea TI Co. Ltd.(b)	19,483	83,135
Daeduck Electronics Co.	17,259	148,312
Daesang Corp.	6,833	133,924
Daewoong Co. Ltd.	8,208	87,559
Daewoong Pharmaceutical Co. Ltd.	1,462	164,005
Daishin Securities Co. Ltd.(b)	10,662	108,773
Daou Technology Inc.	10,180	162,463
DB HiTek Co. Ltd.	11,905	191,504
Dentium Co. Ltd.	2,482	118,095
DGB Financial Group Inc.	51,665	310,126
DIO Corp.(a)	3,599	125,385
Dong-A Socio Holdings Co. Ltd.	1,545	134,075

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Dong-A ST Co. Ltd.	1,817	$166,909
Dongjin Semichem Co. Ltd.	10,315	126,629
DongKook Pharmaceutical Co. Ltd.	1,822	117,081
Dongkuk Steel Mill Co. Ltd.(a)	20,532	103,603
Dongsuh Cos. Inc.	10,303	150,905
Dongsung Pharmaceutical Co. Ltd.(a)(b)	6,086	80,896
Dongwon F&B Co. Ltd.	429	81,721
Dongwon Industries Co. Ltd.	558	104,877
Doosan Heavy Industries & Construction Co. Ltd.(a)	42,767	197,695
Doosan Infracore Co. Ltd.(a)(b)	44,529	202,070
DoubleUGames Co. Ltd.	2,905	118,669
Douzone Bizon Co. Ltd.	5,833	352,602
Duk San Neolux Co. Ltd.(a)	4,298	76,961
Easy Bio Inc.(b)	15,193	65,601
Ecopro BM Co. Ltd.(a)	2,874	121,296
Ecopro Co. Ltd.(a)	6,233	103,430
Enzychem Lifesciences Corp.(a)	2,182	102,713
Eo Technics Co Ltd.	2,692	205,122
Eugene Corp.	15,252	61,982
Eutilex Co. Ltd.(a)	1,068	49,550
F&F Co. Ltd.	1,851	173,166
Feelux Co. Ltd.(a)(b)	17,618	131,559
Foosung Co. Ltd.(a)(b)	16,526	109,553
GemVax & Kael Co. Ltd.(a)	10,151	218,292
Genexine Co. Ltd.(a)	4,196	185,794
Grand Korea Leisure Co. Ltd.	10,626	175,428
Green Cross Cell Corp.	1,878	65,746
Green Cross Corp./South Korea	1,972	212,034
Green Cross Holdings Corp.	7,121	130,826
Green Cross LabCell Corp.	1,584	43,652
GS Home Shopping Inc.	1,131	143,152
G-treeBNT Co. Ltd.(a)	7,105	174,745
Halla Holdings Corp.	3,094	122,723
Hana Tour Service Inc.	3,328	136,794
Hanall Biopharma Co. Ltd.(a)	9,017	258,414
Handsome Co. Ltd.	4,553	122,195
Hanil Cement Co. Ltd./New	756	61,893
Hanjin Kal Corp.	10,815	328,254
Hanjin Transportation Co. Ltd.	2,430	60,588
Hankook Technology Group Co. Ltd.	9,566	116,219
Hansae Co. Ltd.	6,419	96,735
Hansol Chemical Co. Ltd.	2,932	250,715
Hanssem Co. Ltd.	3,262	175,921
Hanwha Aerospace Co. Ltd.(a)	10,961	356,814
Hanwha General Insurance Co. Ltd.	20,754	50,253
Hanwha Investment & Securities Co. Ltd.(a)	46,686	79,052
Harim Holdings Co. Ltd.	13,438	88,969
HDC Holdings Co. Ltd.	11,913	115,484
Hite Jinro Co. Ltd.	9,843	235,419
HLB Life Science Co. Ltd.(a)(b)	11,748	230,753
HS Industries Co. Ltd.	14,402	137,174
Huchems Fine Chemical Corp.	6,444	117,298
Hugel Inc.(a)	744	240,053
Huons Co. Ltd.	1,880	84,836
Huons Global Co. Ltd.	1,978	54,844
Hwaseung Enterprise Co. Ltd.	6,424	89,740
Hyosung Advanced Materials Corp.(a)	900	78,864
Hyosung Chemical Corp.	710	84,756
Hyosung Corp.	2,976	200,055
Hyosung Heavy Industries Corp.(a)	2,004	43,010

Security	Shares	Value

South Korea (continued)
Hyosung TNC Co. Ltd.	932	$125,461
Hyundai Bioscience Co. Ltd.(a)	10,370	127,304
Hyundai Construction Equipment Co. Ltd.(b)	3,905	92,075
Hyundai Electric & Energy System Co. Ltd.(a)(b)	3,592	27,400
Hyundai Elevator Co. Ltd.	4,847	291,358
Hyundai Greenfood Co. Ltd.	15,432	152,863
Hyundai Home Shopping Network Corp.	2,361	169,906
Hyundai Livart Furniture Co. Ltd.	5,517	63,991
Hyundai Merchant Marine Co. Ltd.(a)	83,310	254,624
Hyundai Mipo Dockyard Co. Ltd.	7,312	278,576
Hyundai Rotem Co. Ltd.(a)	13,869	177,890
Hyundai Wia Corp.	4,968	223,763
Iljin Materials Co. Ltd.(a)	6,779	225,555
Ilyang Pharmaceutical Co. Ltd.(a)	4,005	72,223
InBody Co. Ltd.	4,050	76,978
Innocean Worldwide Inc.	2,937	159,637
Innox Advanced Materials Co. Ltd.(a)	2,207	91,931
Inscobee Inc.(a)(b)	27,327	69,755
iNtRON Biotechnology Inc.(a)	7,829	87,825
IS Dongseo Co. Ltd.	5,414	153,095
JB Financial Group Co. Ltd.	43,593	199,299
Jeil Pharmaceutical Co. Ltd.	1,961	58,026
Jejuair Co. Ltd.	2,605	55,027
Jin Air Co. Ltd.	4,449	54,240
JW Pharmaceutical Corp.	4,662	121,173
JYP Entertainment Corp.	7,972	149,836
KEPCO Engineering & Construction Co. Inc.	4,485	71,766
KEPCO Plant Service & Engineering Co. Ltd.	7,068	212,731
Kginicis Co. Ltd.	5,968	81,349
KIWOOM Securities Co. Ltd.	3,738	238,303
Koh Young Technology Inc.(b)	3,278	278,081
Kolmar Korea Co. Ltd.	4,308	172,699
Kolmar Korea Holdings Co. Ltd.	3,148	58,634
Kolon Corp.	2,636	40,171
Kolon Industries Inc.	5,655	228,613
Komipharm International Co. Ltd.(a)	11,761	134,921
Korea Electric Terminal Co. Ltd.	1,718	59,562
Korea Line Corp.(a)	4,275	79,083
Korea Petrochemical Ind. Co Ltd.	1,089	108,333
Korea REIT Co. Ltd.	67,198	122,602
Korean Reinsurance Co.	30,912	221,146
KT Skylife Co. Ltd.	10,250	77,234
Kuk-Il Paper Manufacturing Co. Ltd.(a)	26,198	151,934
Kumho Tire Co. Inc.(a)	34,409	123,664
Kyung Dong Navien Co. Ltd.	2,142	79,159
L&F Co. Ltd.(b)	4,378	75,058
LEENO Industrial Inc.	3,250	162,342
LegoChem Biosciences Inc.(a)	2,647	113,845
LF Corp.	6,979	105,765
LG Hausys Ltd.	2,418	118,121
LG International Corp.	10,949	137,656
LIG Nex1 Co. Ltd.	3,368	97,662
Lock&Lock Co. Ltd.	7,068	84,973
Lotte Chilsung Beverage Co. Ltd.	1,155	131,522
LOTTE Fine Chemical Co. Ltd.	6,031	229,517
LOTTE Himart Co. Ltd.	2,905	76,858
Lotte Tour Development Co. Ltd.(a)	4,174	46,823
LS Corp.	5,950	222,404
LS Industrial Systems Co. Ltd.	4,674	199,441
Maeil Dairies Co. Ltd.	1,490	105,965

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Mando Corp.	10,061	$295,999
Mcnex Co. Ltd.	3,977	90,742
Medipost Co. Ltd.(a)	5,086	145,111
MeereCo. Inc.	1,117	31,539
MegaStudyEdu Co. Ltd.	2,661	83,807
Meritz Financial Group Inc.	14,297	151,304
Meritz Fire & Marine Insurance Co. Ltd.	15,801	246,149
Mezzion Pharma Co. Ltd.(a)(b)	1,978	234,115
Mirae Asset Life Insurance Co. Ltd.	27,956	100,591
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	23,978	103,533
Modetour Network Inc.	4,851	67,560
Muhak Co. Ltd.	6,418	48,686
Namhae Chemical Corp.(b)	8,117	56,145
Naturecell Co. Ltd.(a)(b)	15,265	134,408
NEPES Corp.	5,303	101,243
Nexen Tire Corp.	12,069	93,290
NHN Corp.(a)	3,145	180,262
NHN KCP Corp.	4,548	74,699
NICE Holdings Co. Ltd.	6,784	115,733
NICE Information Service Co. Ltd.	10,638	125,190
NKMax Co. Ltd.(a)	9,554	84,527
NongShim Co. Ltd.	963	191,190
Orion Holdings Corp.	8,376	123,390
Oscotec Inc.(a)	6,370	122,422
Osstem Implant Co. Ltd.(a)	3,716	125,686
Paradise Co. Ltd.	14,976	238,368
Partron Co. Ltd.	11,793	118,314
Pharmicell Co. Ltd.(a)(b)	17,692	114,886
Poongsan Corp.	6,065	109,115
Posco ICT Co. Ltd.	22,340	92,867
Prostemics Co. Ltd.(a)	2,669	7,965
RFHIC Corp.	3,995	112,969
S&T Motiv Co. Ltd.	2,799	95,855
Sam Chun Dang Pharm Co. Ltd.	4,318	113,329
Samjin Pharmaceutical Co. Ltd.	3,270	68,797
Samwha Capacitor Co. Ltd.(b)	2,667	99,802
Samyang Corp.	1,887	83,714
Samyang Foods Co. Ltd.(b)	1,252	91,689
Samyang Holdings Corp.	1,310	72,978
Sangsangin Co. Ltd.(a)	12,889	89,480
Seegene Inc.(a)	6,493	154,746
Seojin System Co. Ltd.	4,370	91,385
Seoul Semiconductor Co. Ltd.	11,710	131,361
SFA Engineering Corp.	5,707	206,073
Shinsegae International Inc.	831	149,505
Silicon Works Co. Ltd.	3,669	116,486
SillaJen Inc.(a)	19,358	237,642
SK Chemicals Co. Ltd.	2,807	166,830
SK Discovery Co. Ltd.	4,651	104,152
SK Gas Ltd.	1,475	107,395
SK Materials Co. Ltd.	1,469	216,404
SK Networks Co. Ltd.	46,828	226,776
SKC Co. Ltd.	6,607	265,421
SKCKOLONPI Inc.	4,781	137,826
SL Corp.	4,320	68,577
SM Entertainment Co. Ltd.(a)	5,874	190,968
Songwon Industrial Co. Ltd.	5,115	66,474
Soulbrain Co. Ltd.(b)	3,048	181,670
SPC Samlip Co. Ltd.	744	57,068
STCUBE(a)(b)	7,208	61,636

Security	Shares	Value

South Korea (continued)
Taekwang Industrial Co. Ltd.	160	$145,485
Taeyoung Engineering & Construction Co. Ltd.	11,930	116,154
Taihan Fiberoptics Co. Ltd.(a)	21,127	58,490
Telcon RF Pharmaceutical Inc.(a)	23,887	147,025
Theragen Etex Co. Ltd.(a)	9,250	71,735
Tokai Carbon Korea Co. Ltd.	1,697	74,710
Tongyang Inc.	67,365	81,273
Tongyang Life Insurance Co. Ltd.	15,651	52,539
Toptec Co. Ltd.	6,767	54,599
Vieworks Co. Ltd.	2,585	61,498
Webzen Inc.(a)	5,955	79,659
Wemade Co. Ltd.	3,040	74,639
WONIK IPS Co. Ltd.	8,644	223,208
YG Entertainment Inc.(b)	3,662	77,044
Young Poong Corp.	189	100,969
Youngone Corp.	7,730	232,656
Yuanta Securities Korea Co. Ltd.(a)	35,450	83,887
Yungjin Pharmaceutical Co. Ltd.(a)	34,362	189,098
Yuyang DNU Co. Ltd.(a)(b)	17,278	76,944

		31,074,916

Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA, ADR	20,968	109,663

Taiwan — 20.4%
AcBel Polytech Inc.	158,000	122,214
A-DATA Technology Co. Ltd.	70,000	118,844
Advanced Ceramic X Corp.	13,000	126,547
Advanced Wireless Semiconductor Co.	41,000	149,834
AmTRAN Technology Co. Ltd.(a)	376,312	130,739
Arcadyan Technology Corp.	43,541	136,429
Ardentec Corp.	132,000	119,408
Asia Optical Co. Inc.	71,000	182,442
Asia Pacific Telecom Co. Ltd.(a)	647,000	171,343
Asia Vital Components Co. Ltd.	92,000	119,559
ASMedia Technology Inc.	8,000	148,670
ASPEED Technology Inc.	9,000	251,323
AURAS Technology Co. Ltd.	19,000	125,793
BES Engineering Corp.	491,000	125,846
Bizlink Holding Inc.	34,770	259,261
Brighton-Best International Taiwan Inc.	172,000	170,250
Capital Securities Corp.	607,530	211,069
Career Technology MFG. Co. Ltd.	129,990	155,082
Casetek Holdings Ltd.	52,816	88,631
Cathay Real Estate Development Co. Ltd.	167,300	114,054
Center Laboratories Inc.	82,474	165,702
Century Iron & Steel Industrial Co. Ltd.	34,000	79,566
Charoen Pokphand Enterprise	55,000	117,353
Cheng Loong Corp.	275,000	169,450
Cheng Uei Precision Industry Co. Ltd.	110,000	155,569
Chicony Power Technology Co. Ltd.	49,000	102,784
Chilisin Electronics Corp.	60,459	191,421
China Bills Finance Corp.	316,000	154,839
China General Plastics Corp.	115,966	80,388
China Man-Made Fiber Corp.	430,223	111,114
China Motor Corp.	79,200	101,886
China Petrochemical Development Corp.	927,600	297,034
China Steel Chemical Corp.	63,000	255,011
Chin-Poon Industrial Co. Ltd.	118,000	120,087
Chipbond Technology Corp.	182,000	374,612
ChipMOS Technologies Inc.	170,000	190,836

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chlitina Holding Ltd.	15,000	$117,501
Chong Hong Construction Co. Ltd.	72,424	194,409
Chroma ATE Inc.	106,000	484,653
Chung Hung Steel Corp.	349,000	111,642
Chunghwa Precision Test Tech Co. Ltd.	6,000	173,449
Cleanaway Co. Ltd.	34,000	173,842
Clevo Co.	132,000	164,402
CMC Magnetics Corp.(a)	316,238	104,167
Compeq Manufacturing Co. Ltd.	297,000	476,497
Concraft Holding Co. Ltd.	18,869	105,135
Coretronic Corp.	116,400	152,412
CSBC Corp. Taiwan(a)	61,455	53,578
CTCI Corp.	177,000	218,418
Cub Elecparts Inc.	16,992	137,560
Darfon Electronics Corp.	66,000	85,879
Darwin Precisions Corp.	112,000	54,879
E Ink Holdings Inc.	254,000	268,898
Egis Technology Inc.	18,000	136,871
Elan Microelectronics Corp.	82,000	240,271
Elite Material Co. Ltd.	82,000	327,887
Elite Semiconductor Memory Technology Inc.	127,000	132,159
eMemory Technology Inc.	21,000	218,875
Ennoconn Corp.	16,372	137,638
Epistar Corp.	322,000	346,163
Eternal Materials Co. Ltd.	279,399	240,842
Everlight Electronics Co. Ltd.	116,000	126,606
Far Eastern Department Stores Ltd.	284,000	244,808
Far Eastern International Bank	763,518	301,548
Faraday Technology Corp.	71,000	129,152
Farglory Land Development Co. Ltd.	90,000	112,830
Feng Hsin Steel Co. Ltd.	161,000	285,479
Firich Enterprises Co. Ltd.	82,155	101,379
FLEXium Interconnect Inc.	86,418	320,061
Formosa Sumco Technology Corp.	23,000	81,415
Foxsemicon Integrated Technology Inc.	19,200	105,406
Fulgent Sun International Holding Co. Ltd.	31,000	127,005
General Interface Solution Holding Ltd.	73,000	252,421
Genius Electronic Optical Co. Ltd.	21,585	288,644
Getac Technology Corp.	126,000	193,891
Gigabyte Technology Co. Ltd.	156,000	257,184
Ginko International Co. Ltd.	13,000	89,690
Global Unichip Corp.	24,000	209,633
Goldsun Building Materials Co. Ltd.	326,000	145,314
Gourmet Master Co. Ltd.	28,821	115,717
Grand Pacific Petrochemical(a)	279,000	166,428
Grape King Bio Ltd.	38,000	238,508
Great Wall Enterprise Co. Ltd.	193,789	251,521
Greatek Electronics Inc.	101,000	152,110
Hannstar Board Corp.	85,000	120,073
HannStar Display Corp.	755,320	170,074
Holtek Semiconductor Inc.	59,000	131,109
Holy Stone Enterprise Co. Ltd.	42,050	135,754
Hota Industrial Manufacturing Co. Ltd.	62,192	232,375
Hsin Kuang Steel Co. Ltd.	86,000	78,924
HTC Corp.	208,000	238,947
Huaku Development Co. Ltd.	68,080	209,748
Hung Sheng Construction Ltd.(a)	199,400	146,721
IBF Financial Holdings Co. Ltd.	675,869	242,565
International CSRC Investment Holdings Co.	217,945	218,584
International Games System Co. Ltd.	19,000	230,413

Security	Shares	Value

Taiwan (continued)
ITEQ Corp.	55,600	$254,214
Jentech Precision Industrial Co. Ltd.	20,000	127,825
Jih Sun Financial Holdings Co. Ltd.	473,444	149,433
Johnson Health Tech Co. Ltd.	29,000	84,594
Kenda Rubber Industrial Co. Ltd.	166,341	166,284
Kindom Development Co. Ltd.	104,000	105,498
King Slide Works Co. Ltd.	18,000	210,026
King Yuan Electronics Co. Ltd.	311,000	376,130
King’s Town Bank Co. Ltd.	252,000	270,084
Kinpo Electronics	468,000	182,534
Kinsus Interconnect Technology Corp.	80,000	139,231
LandMark Optoelectronics Corp.	22,400	186,480
Lealea Enterprise Co. Ltd.	234,590	72,736
Lien Hwa Industrial Holdings Corp.	227,068	264,573
Longchen Paper & Packaging Co. Ltd.	195,751	84,689
Lotes Co. Ltd.	21,968	218,524
Lotus Pharmaceutical Co. Ltd.(a)	27,000	98,671
Lung Yen Life Service Corp.	71,000	149,398
Machvision Inc.	10,000	95,213
Macronix International	549,000	594,695
Makalot Industrial Co. Ltd.	60,036	299,093
Mercuries & Associates Holding Ltd.	119,436	83,772
Mercuries Life Insurance Co. Ltd.(a)	352,246	136,232
Merida Industry Co. Ltd.	65,000	372,823
Merry Electronics Co. Ltd.	55,224	283,265
Mitac Holdings Corp.	261,985	243,433
momo.com Inc.	14,000	128,480
Nan Kang Rubber Tire Co. Ltd.	142,000	224,329
Nan Ya Printed Circuit Board Corp.	68,000	114,112
OBI Pharma Inc.(a)	39,184	181,726
On-Bright Electronics Inc.	11,000	65,256
Oriental Union Chemical Corp.	186,000	128,631
Pan Jit International Inc.	99,900	85,623
Pan-International Industrial Corp.	149,722	120,227
Parade Technologies Ltd.	21,000	412,284
PChome Online Inc.(a)	29,305	110,937
PharmaEngine Inc.	31,756	73,066
PharmaEssentia Corp.(a)	51,000	186,378
Pharmally International Holding Co. Ltd.	21,603	151,169
Pixart Imaging Inc.	39,635	168,878
Poya International Co. Ltd.	16,453	232,959
President Securities Corp.	269,741	122,005
Primax Electronics Ltd.	116,000	237,623
Prince Housing & Development Corp.	461,917	169,564
Qisda Corp.	434,000	314,364
Radiant Opto-Electronics Corp.	133,000	510,021
Radium Life Tech Co. Ltd.	243,341	93,714
Rexon Industrial Corp. Ltd.	40,000	103,309
RichWave Technology Corp.	15,000	82,595
Ritek Corp.(a)	548,218	125,418
Roo Hsing Co. Ltd.(a)	172,000	67,367
Run Long Construction Co. Ltd.	65,000	125,055
Sanyang Motor Co. Ltd.	182,820	126,132
ScinoPharm Taiwan Ltd.	3,708	3,488
SDI Corp.	41,000	81,972
Sercomm Corp.	68,000	168,716
Shin Zu Shing Co. Ltd.	47,000	192,557
Shinkong Synthetic Fibers Corp.	374,135	144,084
Sigurd Microelectronics Corp.	119,125	136,263
Silergy Corp.	21,000	611,199

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Simplo Technology Co. Ltd.	48,600	$485,833
Sinbon Electronics Co. Ltd.	64,000	245,424
Sino-American Silicon Products Inc.	148,000	421,049
Sinyi Realty Inc.	116,778	120,183
Sitronix Technology Corp.	34,000	188,329
Soft-World International Corp.	28,140	72,954
Sporton International Inc.	23,330	157,901
St. Shine Optical Co. Ltd.	14,000	222,546
Sunny Friend Environmental Technology Co. Ltd.	20,000	157,978
Supreme Electronics Co. Ltd.	131,000	127,305
TA Chen Stainless Pipe	268,188	255,790
Taichung Commercial Bank Co. Ltd.	790,156	309,479
TaiDoc Technology Corp.	16,000	65,551
TaiMed Biologics Inc.(a)	54,000	241,589
Tainan Spinning Co. Ltd.	465,190	160,855
Taiwan Cogeneration Corp.	149,000	142,844
Taiwan Fertilizer Co. Ltd.	231,000	367,201
Taiwan Glass Industry Corp.	374,000	139,742
Taiwan Hon Chuan Enterprise Co. Ltd.	96,004	184,705
Taiwan Paiho Ltd.	78,050	198,256
Taiwan Secom Co. Ltd.	103,450	299,054
Taiwan Semiconductor Co. Ltd.	71,000	116,353
Taiwan Shin Kong Security Co. Ltd.	154,640	189,052
Taiwan Styrene Monomer	190,000	132,020
Taiwan Surface Mounting Technology Corp.	74,000	269,219
Taiwan TEA Corp.	285,000	152,726
Taiwan Union Technology Corp.	69,000	303,043
TCI Co. Ltd.	27,528	284,208
Teco Electric and Machinery Co. Ltd.	596,000	529,378
Test Research Inc.	52,000	87,262
Ton Yi Industrial Corp.	398,000	155,884
Tong Hsing Electronic Industries Ltd.	42,000	174,825
Tong Yang Industry Co. Ltd.	111,133	164,639
Topco Scientific Co. Ltd.	47,000	153,275
TPK Holding Co. Ltd.(a)	93,000	168,866
Transcend Information Inc.	64,000	149,981
Tripod Technology Corp.	126,000	522,410
TSRC Corp.	211,000	168,742
TTY Biopharm Co. Ltd.	64,450	178,286
Tung Ho Steel Enterprise Corp.	237,000	175,553
TXC Corp.	94,000	126,163
U-Ming Marine Transport Corp.	144,000	159,289
Unimicron Technology Corp.	376,000	568,735
Union Bank of Taiwan(a)	398,530	144,989
Unitech Printed Circuit Board Corp.	169,420	196,571
United Integrated Services Co. Ltd.	44,400	255,394
United Renewable Energy Co. Ltd.(a)	614,563	144,624
UPC Technology Corp.	289,741	101,137
USI Corp.	371,070	166,620
Visual Photonics Epitaxy Co. Ltd.	49,425	192,772
Voltronic Power Technology Corp.	17,080	392,985
Wafer Works Corp.	154,681	169,584
Wah Lee Industrial Corp.	87,000	161,394
Walsin Lihwa Corp.	805,000	374,658
Wistron NeWeb Corp.	87,481	215,043
WT Microelectronics Co. Ltd.	158,757	222,183
XinTec Inc.(a)	54,000	116,812
Xxentria Technology Materials Corp.	53,000	117,776
Yang Ming Marine Transport Corp.(a)	372,820	89,079
YFY Inc.	500,000	212,222

Security	Shares	Value

Taiwan (continued)
Yieh Phui Enterprise Co. Ltd.	451,797	$135,937
Yulon Finance Corp.	40,800	153,783
Yulon Motor Co. Ltd.	284,000	178,253
YungShin Global Holding Corp.	94,200	130,445
Yungtay Engineering Co. Ltd.	44,000	90,277

		41,511,020

Thailand — 4.3%
AEON Thana Sinsap Thailand PCL, NVDR	25,400	161,810
Amata Corp. PCL, NVDR	315,800	221,559
AP Thailand PCL, NVDR(b)	805,600	182,621
Asia Aviation PCL, NVDR(a)(b)	1,292,100	94,072
Bangchak Corp. PCL, NVDR	365,300	302,226
Bangkok Airways PCL, NVDR	394,000	92,576
Bangkok Chain Hospital PCL, NVDR	483,600	278,469
Bangkok Land PCL, NVDR	6,392,700	272,908
Bangkok Life Assurance PCL, NVDR	198,200	142,989
Beauty Community PCL, NVDR(b)	725,300	46,085
Central Plaza Hotel PCL, NVDR	95,200	87,426
CH Karnchang PCL, NVDR	435,800	284,116
Chularat Hospital PCL, NVDR(b)	1,953,800	170,697
CK Power PCL, NVDR(b)	781,000	136,984
Com7 PCL, NVDR	173,100	160,397
Eastern Polymer Group PCL, NVDR	404,300	98,341
Eastern Water Resources Development and Management PCL, NVDR	366,800	132,311
Esso Thailand PCL, NVDR(b)	414,500	101,507
GFPT PCL, NVDR	207,900	85,313
Gunkul Engineering PCL, NVDR(b)	1,535,899	153,501
Hana Microelectronics PCL, NVDR	206,500	213,556
Italian-Thai Development PCL, NVDR	1,583,700	81,760
Jasmine International PCL, NVDR	1,213,800	208,878
KCE Electronics PCL, NVDR(b)	228,500	147,456
Khon Kaen Sugar Industry PCL, NVDR	1,072,030	76,631
Kiatnakin Bank PCL, NVDR	113,832	258,046
LPN Development PCL, NVDR	545,900	83,102
Major Cineplex Group PCL, NVDR(b)	229,200	187,350
MBK PCL, NVDR	397,500	293,348
Mega Lifesciences PCL, NVDR	131,900	133,133
Plan B Media PCL, NVDR(b)	784,800	207,774
Pruksa Holding PCL, NVDR	261,300	134,033
PTG Energy PCL, NVDR	253,000	163,266
Quality Houses PCL, NVDR	3,285,367	291,380
Sansiri PCL, NVDR(b)	5,027,400	184,675
Siam Global House PCL, NVDR(b)	524,079	294,841
Siamgas & Petrochemicals PCL, NVDR(b)	290,600	80,782
Sino-Thai Engineering & Construction PCL, NVDR	307,928	148,780
Sri Trang Agro-Industry PCL, NVDR	274,880	90,057
Star Petroleum Refining PCL, NVS	188,500	62,069
Supalai PCL, NVDR	534,900	308,009
Super Energy Corp. PCL, NVDR	4,797,800	88,914
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	193,900	69,943
Thai Airways International PCL, NVDR(a)	322,300	73,595
Thai Vegetable Oil PCL, NVDR(b)	223,400	190,371
Thanachart Capital PCL, NVDR	122,500	226,007
Thonburi Healthcare Group PCL, NVDR(b)	182,800	160,311
Tipco Asphalt PCL, NVDR	236,900	174,828
Tisco Financial Group PCL, NVDR	46,840	151,134
TTW PCL, NVDR(b)	509,700	229,401
U City PCL, NVDR(a)(b)	1,004,400	63,819
WHA Corp. PCL, NVDR	3,247,200	453,485

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Workpoint Entertainment PCL, NVDR	79,600	$37,933

		8,774,575

Turkey — 1.3%
Aygaz AS	22,069	46,955
Coca-Cola Icecek AS	24,356	146,725
Dogan Sirketler Grubu Holding AS	397,710	122,564
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	613,277	155,895
Enerjisa Enerji AS(c)	87,604	107,989
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	334,393	139,149
Koza Altin Isletmeleri AS(a)	14,472	184,947
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	63,668	101,873
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	13,404	105,673
MLP Saglik Hizmetleri AS(a)(b)(c)	33,695	90,757
Otokar Otomotiv Ve Savunma Sanayi AS	4,232	110,157
Pegasus Hava Tasimaciligi AS(a)	11,551	145,908
Petkim Petrokimya Holding AS(a)(b)	334,046	208,797
Sasa Polyester Sanayi AS	61,328	68,018
Soda Sanayii AS	138,125	139,484
Tekfen Holding AS	64,028	210,695
Trakya Cam Sanayii AS	186,656	107,246
Turkiye Halk Bankasi AS(a)	201,569	202,499
Ulker Biskuvi Sanayi AS(a)	51,852	195,545

		2,590,876

United Arab Emirates — 0.7%
Air Arabia PJSC(a)	836,795	330,330
Amanat Holdings PJSC	517,924	123,941
Arabtec Holding PJSC	303,311	101,567
Dana Gas PJSC	1,174,512	297,693
Drake & Scull International PJSC(a)(d)	241,185	18,760
Dubai Financial Market PJSC(a)	683,212	172,052
Dubai Investments PJSC	678,294	232,675
DXB Entertainments PJSC(a)	1,589,507	88,711

		1,365,729

Total Common Stocks — 97.4% (Cost: $203,005,813)		198,167,432

Preferred Stocks

Brazil — 2.2%
Alpargatas SA, Preference Shares, NVS	58,850	442,318
Azul SA, Preference Shares, NVS	81,900	1,028,520
Banco ABC Brasil SA, Preference Shares, NVS	24,869	108,221
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	58,700	279,458
Bradespar SA, Preference Shares, NVS	66,900	541,111
Cia. de Saneamento do Parana, Preference Shares, NVS	26,900	117,695
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	57,300	407,088

Security	Shares	Value

Brazil (continued)
Cia. Paranaense de Energia, Preference Shares, NVS	29,800	$445,770
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	32,300	260,184
Marcopolo SA, Preference Shares, NVS	157,869	133,291
Metalurgica Gerdau SA, Preference Shares, NVS	215,300	397,167
Randon SA Implemetos e Participacoes, Preference Shares, NVS	52,725	134,546
Unipar Carbocloro SA, Preference Shares, NVS	15,283	108,217

		4,403,586

Colombia — 0.0%
Avianca Holdings SA, Preference Shares, NVS	112,263	56,699

Total Preferred Stocks — 2.2% (Cost: $2,733,160)		4,460,285

Rights

South Korea — 0.0%
Hyundai Electric & Energy System Co. Ltd., (Expires 12/10/19)(a)	2,220	3,383

Total Rights — 0.0% (Cost: $19,516)		3,383

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(g)(h)(i)	10,483,481	10,487,674

Total Short-Term Investments — 5.2% (Cost: $10,483,591)		10,487,674

Total Investments in Securities — 104.8% (Cost: $216,242,080)		213,118,774

Other Assets, Less Liabilities — (4.8)%		(9,707,993)

Net Assets — 100.0%		$203,410,781

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,922,363	(7,438,882)	10,483,481	$10,487,674	$185,552	(a)	$2,637	$(3,834)
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	(110,000)	—	—	2,392		—	—

				$10,487,674	$187,944		$2,637	$(3,834)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	13	12/20/19	$675	$(4,440)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$197,705,467	$66,437	$395,528	$198,167,432
Preferred Stocks	4,460,285	—	—	4,460,285
Rights	3,383	—	—	3,383
Money Market Funds	10,487,674	—	—	10,487,674

	$212,656,809	$66,437	$395,528	$213,118,774

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,440)	$—	$—	$(4,440)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares